Discontinued Operations And Disposals	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discontinued Operations And Disposals [Abstract]
DISCONTINUED OPERATIONS AND DISPOSALS

NOTE 5 – DISCONTINUED OPERATIONS AND DISPOSALS

On February 18, 2026, the Company and Wenzhao Lu, the Company’s chairman of the Board of Directors, entered into an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), pursuant to which the Company sold to Mr. Lu 100% of the membership interests of Avalon RT 9 for $9,000,000.

The subsidiary comprises our real property operations segment. As a result of the planned disposition of the subsidiary, the real property operations segment met the criteria under ASC 205-20 to be classified as discontinued operations. Accordingly, the historical results of operations of the real property operations segment have been reflected as discontinued operations in our condensed consolidated financial statement for all periods prior to the Amended MIPA on February 18, 2026.

The table below outlines the gain on sale described above.

Carrying amount of assets and liabilities:
Cash	$288,099
Rent receivable	58,735
Prepaid expense	7,331
Deferred Leasing Costs	32,600
Property and equipment, net	2,473
Investment in real estate, net	6,904,683
Accrued liabilities	78,154
Tenants’ security deposit	77,033
Total carrying amount (net)	7,138,734

Consideration from sale of subsidiary	9,000,000
Gain on sale of subsidiary	$1,861,266

The Company recorded the gain on sale of subsidiary of $1,861,266 to additional paid-in capital as a result of the capital transaction with related party under applicable SEC regulations.

Details of the net loss from discontinued operations were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
REAL PROPERTY RENTAL REVENUE	$253,839	$350,406	$253,839	$700,206
REAL PROPERTY OPERATING EXPENSES	(153,903)	(251,077)	(153,903)	(531,467)
REAL PROPERTY OPERATING INCOME	99,936	99,329	99,936	168,739
OTHER OPERATING EXPENSES:
Professional fees	45,617	47,402	45,617	106,766
Compensation and related benefits	20,932	31,398	20,932	62,796
Total Other Operating Expenses	66,549	78,800	66,549	169,562
INCOME (LOSS) FROM OPERATIONS	33,387	20,529	33,387	(823)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs	-	(29,807)	-	(59,614)
Interest expense - other	(136,402)	(164,500)	(136,402)	(329,000)
Other (expense) income	-	(209)	-	19
Total Other Expense, net	(136,402)	(194,516)	(136,402)	(388,595)
LOSS BEFORE INCOME TAXES	(103,015)	(173,987)	(103,015)	(389,418)
INCOME TAXES	-	-	-	-
NET LOSS	$(103,015)	$(173,987)	$(103,015)	$(389,418)

The following table summarizes the assets and liabilities of the discontinued operations:

	June 30, 2026	December 31, 2025
ASSETS
CURRENT ASSETS
Cash	$-	$258,999
Rent receivable	-	84,898
Prepaid expense and other current assets	-	12,719
Total Current Assets	-	356,616
NON-CURRENT ASSETS:
Property and equipment, net	-	3,478
Investment in real estate, net	-	6,925,768
Deferred leasing costs and other non-current assets	-	8,523
Total Non-current Assets	-	6,937,769
Total Assets	$-	$7,294,385
LIABILITIES
CURRENT LIABILITIES:
Accrued liabilities and other payables	$-	$261,077
Note payable, net	-	5,800,000
Total Current Liabilities	-	6,061,077
NON-CURRENT LIABILITIES:
Deferred rental income	-	23,515
Total Non-current Liabilities	-	23,515
Total Liabilities	$-	$6,084,592

The above tables exclude intercompany payables that are eliminated within our condensed consolidated balance sheets.

NOTE 7 – DISCONTINUED OPERATIONS AND DISPOSALS

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meet the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major current assets, non-current assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

On February 18, 2026, the Company and Wenzhao Lu, the Company’s chairman of the Board of Directors, entered into an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), pursuant to which the Company sold to Mr. Lu 100% of the membership interests of Avalon RT 9 for approximately $9,000,000.

The subsidiary comprises our real property operations segment. As a result of the planned disposition of the subsidiary, the real property operations segment meets the held for sale criteria of ASC 205-20. Accordingly, the historical results of operations of the real property operations segment have been reflected as discontinued operations in our consolidated financial statement for all periods prior to the Amended MIPA on February 18, 2026.

Details of the net loss from discontinued operations were as follows for the years ended December 31:

	2025	2024
REAL PROPERTY RENTAL REVENUE	$1,410,259	$1,333,403
REAL PROPERTY OPERATING EXPENSES	(1,050,599)	(1,065,574)
REAL PROPERTY OPERATING INCOME	359,660	267,829
OTHER OPERATING EXPENSES:
Professional fees	184,544	231,837
Compensation and related benefits	121,395	122,474
Total Other Operating Expenses	305,939	354,311
INCOME (LOSS) FROM OPERATIONS	53,721	(86,482)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs	(84,553)	(119,228)
Interest expense - other	(711,291)	(658,000)
Other income (expense)	20	(80)
Total Other Expense, net	(795,824)	(777,308)
LOSS BEFORE INCOME TAXES	(742,103)	(863,790)
INCOME TAXES	-	-
NET LOSS	$(742,103)	$(863,790)

The following table summarizes the assets and liabilities of the discontinued operations as of December 31:

	2025	2024
ASSETS
CURRENT ASSETS
Cash	$258,999	$198,127
Rent receivable	84,898	80,829
Prepaid expense and other current assets	12,719	44,276
Total Current Assets	356,616	323,232
NON-CURRENT ASSETS:
Property and equipment, net	3,478	11,614
Investment in real estate, net	6,925,768	7,022,721
Deferred leasing costs and other non-current assets	8,523	71,794
Total Non-current Assets	6,937,769	7,106,129
Total Assets	$7,294,385	$7,429,361
LIABILITIES
CURRENT LIABILITIES:
Accrued liabilities and other payables	$261,077	$205,317
Note payable, net	5,800,000	5,715,447
Total Current Liabilities	6,061,077	5,920,764
NON-CURRENT LIABILITIES:
Deferred rental income	23,515	-
Total Non-current Liabilities	23,515	-
Total Liabilities	$6,084,592	$5,920,764

The above tables exclude intercompany payables that are eliminated within our consolidated balance sheets.